Trade And Unbilled Receivables And Contract Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of trade and unbilled receivables, net

	December 31, 2021	December 31, 2020
Trade and unbilled receivables (1)	$1,168,258	$1,191,195
Contract assets (2)	1,610,510	1,343,365
Less – allowance for credit loss (3)	(8,644)	(14,998)
	$2,770,124	$2,519,562

Schedule of changes in the allowance for credit losses	The changes in the allowance for credit losses were as follows:

	2021	2020
Balance as of January 1,	$16,192	$10,557
Current period provision for expected credit loss	65	2,149
Write-off charges against the allowance for expected credit losses	(5,950)	(1,998)
Cummulative effect related to adoption of ASC 326	—	5,484
Balance as of December 31,	$10,307	$16,192